UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 152 West 57th Street
         37th Floor
         New York, New York  10019

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $336,132 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLOCKBUSTER INC                CL A             093679108     8571  2159000 SH       SOLE                  2159000
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     6779   310800 SH       SOLE                   310800
BORDERS GROUP INC              COM              099709107    21510   852200 SH       SOLE                   852200
BUCKLE INC                     COM              118440106     6634   162000 SH       SOLE                   162000
CPI CORP                       COM              125902106     8372   410400 SH       SOLE                   410400
CARMIKE CINEMAS INC            COM              143436400    21908   907900 SH       SOLE                   907900
CENDANT CORP                   COM              151313103     4492   258900 SH       SOLE                   258900
CHEMTURA CORP                  COM              163893100     8531   724200 SH       SOLE                   724200
CLEVELAND CLIFFS INC           COM              185896107    12319   141400 SH       SOLE                   141400
FIRST DATA CORP                COM              319963104    11003   235000 SH       SOLE                   235000
HASBRO INC                     COM              418056107    19266   913100 SH       SOLE                   913100
IKON OFFICE SOLUTIONS INC      COM              451713101    21395  1501400 SH       SOLE                  1501400
INTERTAPE POLYMER GROUP INC    COM              460919103    12334  1434200 SH       SOLE                  1434200
LEAR CORP                      COM              521865105     7276   410400 SH       SOLE                   410400
LIBERTY MEDIA CORP NEW         COM SER A        530718105    12927  1574500 SH       SOLE                  1574500
MILACRON INC                   COM              598709103     4809  2986700 SH       SOLE                  2986700
MYERS INDS INC                 COM              628464109     6788   424500 SH       SOLE                   424500
NEW FRONTIER MEDIA INC         COM              644398109     7694  1013700 SH       SOLE                  1013700
POLYONE CORP                   COM              73179P106    23287  2498600 SH       SOLE                  2498600
REDENVELOPE INC                COM              75733R601     3652   361573 SH       SOLE                   361573
REGAL ENTMT GROUP              CL A             758766109    11952   635400 SH       SOLE                   635400
SANMINA SCI CORP               COM              800907107     2050   500000 SH       SOLE                   500000
SCHULMAN A INC                 COM              808194104    20994   848248 SH       SOLE                   848248
SEARS HLDGS CORP               COM              812350106    29016   220100 SH       SOLE                   220100
STEEL DYNAMICS INC             COM              858119100     5276    93000 SH       SOLE                    93000
UNITED STATES STL CORP NEW     COM              912909108    17870   294500 SH       SOLE                   294500
VALUEVISION MEDIA INC          CL A             92047K107    10876   851000 SH       SOLE                   851000
VISTACARE INC                  CL A             92839Y109     8551   551700 SH       SOLE                   551700